Fair Value Measurement - Summary of Fair Value Measurements Inputs (Detail) - Fair Value, Inputs, Level 3 [Member]	Jun. 30, 2022 Building	Dec. 31, 2021 Building yr	Sep. 16, 2021 yr
Measurement Input, Exercise Price [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value measurements inputs		11.5	11.5
Measurement Input, Exercise Price [Member] | Private Placement Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value measurements inputs	11.5	11.5
Measurement Input, Share Price [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value measurements inputs		8.31	11.42
Measurement Input, Share Price [Member] | Private Placement Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value measurements inputs	2.38	8.31
Measurement Input, Price Volatility [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value measurements inputs		58.7	53.1
Measurement Input, Price Volatility [Member] | Private Placement Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value measurements inputs	71.7	58.7
Measurement Input, Expected Term [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value measurements inputs | yr		4.71	5
Measurement Input, Expected Term [Member] | Private Placement Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value measurements inputs	4.21	4.71
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value measurements inputs		1.25	0.84
Measurement Input, Risk Free Interest Rate [Member] | Private Placement Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value measurements inputs	2.97	1.25